NEW ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS
New Accounting Pronouncements Adopted
ASU 2020-04, ASU 2021-01, and ASU 2022-06 – Reference Rate Reform (Topic 848) – Facilitation of the effects of reference rate reform on financial reporting
In March 2020, the FASB issued ASU 2020-04, Reference rate reform (Topic 848) – Facilitation of the effects of reference rate reform on financial reporting (“Topic 848”). The amendments in this update provide optional expedients and exceptions related to accounting for transactions affected by reference rate reform and only apply if certain criteria are met. The amendments in this update apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform.
In January 2021, the FASB issued ASU 2021-01, Reference rate reform (Topic 848) – Scope. The amendments in this update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting or contract price alignment that is modified as a result of reference rate reform. Amendments in this update also capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition.
In December 2022, the FASB issued ASU 2022-06, Reference rate reform (Topic 848) – Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of the Topic 848 relief guidance from December 31, 2022 to December 31, 2024 to accommodate for the delayed cessation of LIBOR.
These amendments are elective and are effective upon issuance for all entities. Topic 848 will be available through December 31, 2024. Dole has LIBOR-based borrowings and interest rate swaps that reference LIBOR. The Company has not yet modified any material contracts due to reference rate reform.
The Company has adopted certain elections under this guidance related to the assessment of hedge effectiveness of its LIBOR-based interest rate swaps. These elections include asserting the hedged forecasted transactions remain probable and assuming the reference rate will not be replaced for the remainder of the hedging relationships, regardless of expected contract term modifications due to reference rate reform. These elections allow the Company to apply hedge accounting to its LIBOR-based interest rate swaps, and there is no impact to Dole’s financial condition, results of operations, cash flows and related disclosures. Dole may adopt additional elections under this new guidance as its contracts referencing LIBOR are modified to reference other rates.
New Accounting Pronouncements Not Yet Adopted
The Company considered all new accounting pronouncements not yet adopted and determined they are not expected to have a material impact.